Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions and divestments [Abstract]
Acquisitions and divestments - Opening Balance sheet [Text Block]

Intact Vascular

Opening Balance sheet

in millions of EUR

at acquisition date
Assets
Intangible assets excluding goodwill	169
Deferred tax assets	17
Inventories	2
Receivables and other current assets	1
Cash	10
Total Assets	200

Liabilities
Accounts payable and other payables	(2)
Deferred tax liabilities	(42)
Total Liabilities	(44)

Total identifiable net assets at fair value	156
Goodwill arising on acquisition	155
Total purchase on acquisition	311
Of which:
Purchase consideration transferred	(241)
Provision for contingent consideration	(70)

Acquisitions and divestments - Other intangible assets [Text Block]	Intact Vascular Other intangible assets in millions of EUR unless otherwise stated
	amount at acquisition date	amortization period in years
Technology	160	14
Other	9	14
Total other intangible assets	169